1933 Act File No. 33-48847
                                          1940 Act File No. 811-07021

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X

   Pre-Effective Amendment No................................

   Post-Effective Amendment No.      29......................                X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X

   Amendment No.    30.......................................                X

                    FEDERATED INVESTMENT SERIES FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                          John W. McGonigle, Esquire,
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

   _   immediately upon filing pursuant to paragraph (b)
  X    on February 1, 2007  pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(i)
       on __________________ pursuant to paragraph (a)(i).
       75 days after filing pursuant to paragraph (a)(ii)
       on                   pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  X    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

             Matthew G. Maloney, Esquire
             Dickstein Shapiro LLP
             1825 Eye Street, N.W.
             Washington, D.C.  20006





PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)                 Copy of Articles of Incorporation of
                                 the Registrant; (1)
                    (i)          Conformed copy of Articles
                                 Supplementary, dated July 1, 1993; (12)
                    (ii)         Conformed copy of Articles
                                 Supplementary, dated May 20, 1994; (12)
                    (iii)        Conformed copy of Articles
                                 Supplementary, dated May 18, 1995; (12)
                    (iv)         Conformed copy of Articles of
                                 Amendment, dated March 29, 1996; (12)
                    (v)          Conformed copy of Articles
                                 Supplementary, dated November 15, 1996;
                                 (12)
                    (vi)         Conformed copy of Certificate of
                                 Correction, dated February 28, 1997;
                                 (12)
                    (vii)        Conformed copy of Certificate of
                                 Correction, dated February 28, 1997;
                                 (12)
                    (viii)       Conformed copy of Amendment No. 8 to
                                 the Articles of Incorporation of the
                                 Registrant; (18)
                    (ix)         Conformed copy of Amendment No. 9 to
                                 the Articles of Incorporation of the
                                 Registrant; (18)
             (b)                 Copy of By-Laws of the Registrant; (1)
                    (i)          Copy of Amendment No.1 to the By-Laws
                                 of Registrant; (11)
                    (ii)         Copy of Amendment No.2 to the By-Laws
                                 of Registrant; (11)
                    (iii)        Copy of Amendment No.3 to the By-Laws
                                 of Registrant; (11)
                    (iv)         Copy of Amendment No. 4 to the By-Laws
                                 of Registrant; (14)
                    (v)          Copy of Amendment No. 5 to the By-Laws
                                 of Registrant; (15)
                    (vi)         Copy of Amendment No. 6 to the By-Laws
                                 of Registrant; (18)
                    (vii)        Copy of Amendment No. 7 to the By-Laws
                                 of Registrant; (18)
                    (viii)       Copy of Amendment No. 8 to the By-Laws
                                 of Registrant; (19)
             (c)    (i)          Copies of Specimen Certificates for
                                 Shares of Capital Stock of Federated
                                 Bond Fund; (5)
                    (ii)         Copy of Specimen Certificate for Shares
                                 of Common Stock of Class F Shares of
                                 Federated Bond Fund; (7)
             (d)                 Conformed copy of Investment Advisory
                                 Contract of the Registrant; (3)
                    (i)          Conformed copy of Limited Power of
                                 Attorney of the Adviser; (14)
                    (ii)         Conformed copy of Amendment to
                                 Investment Advisory Contract of the
                                 Registrant; (14)
             (e)    (i)          Copy of Distributor's Contract of
                                 Registrant; (2)
                    (ii)         Conformed copy of Exhibits C and D to
                                 Distributor's Contract; (4)
                    (iii)        Conformed copy of Exhibits E, F, and G
                                 to Distributor's Contract; (5)
                    (iv)         Conformed copy of Distributor's
                                 Contract (Class B Shares) including
                                 Exhibit 1 and Schedule A; (10)
                    (v)          The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File Nos.
                                 33-38550 and 811-6269).
                    (vi)         Conformed copy of Amendment to
                                 Distributor's Contract of Registrant;
                                 (14)
                    (vii)        Conformed copy of Amendment to
                                 Distributor's Contract of Registrant;
                                 (15)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement
                                 of the Registrant;(3)
                    (ii)         Conformed copy of State Street Domestic
                                 Custody Fee Schedule; (9)
             (h)    (i)          Conformed copy of Principal Shareholder
                                 Servicer's Agreement (Class B Shares)
                                 including Exhibit 1 and Schedule A;
                                 (10)
                    (ii)         Conformed copy of Shareholder Services
                                 Agreement (Class B Shares) including
                                 Exhibit 1 and Schedule A; (10)
                    (iii)        Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services, and Custody Services
                                 Procurement; (11)
                    (iv)         The Registrant hereby incorporates the
                                 Conformed copy of the Transfer Agency
                                 and Service Agreement between the
                                 Federated Funds listed on Schedule A
                                 revised 3/1/06, from Item (h)(ix) of
                                 the Federated Total Return Government
                                 Bond Fund Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 April 26, 2006.  (File Nos. 33-60411
                                 and 811-07309).
                    (v)          The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 3 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement from Item 23 (h)(v) of the
                                 Federated   U.S. Government Securities:
                                 2-5 Years Registration   Statement on
                                 Form N-1A,   filed with the Commission
                                 on March 30, 2004. (File   Nos. 2-75769
                                 and 811-3387).
                          (vi)   Conformed copy of Second
                                 Amended and Restated   Shareholder
                                 Services   Agreement; (13)
                          (vii)  The responses described in
                                 Item 23(e)(v) are hereby incorporated by
                                 reference;
                          (viii) The Registrant hereby
                                 incorporates by reference the conformed copy
                                 of the Agreement for Administrative
                                 Services, with Exhibit 1 and Amendments 1
                                 and 2 attached, between Federated
                                 Administrative Services and the Registrant
                                 from Item  23(h)(iv)of the Federated
                                 Total Return Series, Inc.  Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on November 29,  2004.  (File Nos.
                                 33-50773 and 811-7115).
                          (x)    The Registrant hereby
                                 incorporates the conformed copy of the
                                 Second Amended and Restated Services
                                 Agreement, with attached  Schedule 1 revised
                                 6/30/04, from Item (h)(vii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 29, 2004.(File Nos. 33-
                                 29838 and 811-5843).
                          (xi)   The Registrant hereby
                                 incorporates the Conformed  copy of the
                                 Financial  Administration and Accounting
                                 Services Agreement, with attached Exhibit A
                                 revised 3/1/06, from Item (h)(viii)
                                 of the Federated Total Return Government Bond
                                 Fund Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 April 26, 2006. (File Nos. 33-60411 and 811-
                                 07309).
                          (x)    The Registrant hereby
                                 incorporates by reference the   conformed copy
                                 of the Agreement for Administrative
                                 Services, with Exhibit 1 and Amendments 1
                                 and 2 attached, between Federated
                                 Administrative Services and the Registrant
                                 from Item 23(h)(iv) of the Federated
                                 Total Return Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on November 29, 2004.  (File Nos.
                                 33-50773 and 811-7115).
                    (xi)         The Registrant hereby incorporates
                                 the conformed copy of Transfer Agency and
                                 Service Agreement between the Federated Funds
                                 and State Street Bank and Trust Company from
                                 Item 23(h)(ix)of the Federated Total Return
                                 Government Bond Fund Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 April 28, 2005. (File Nos. 33-60411 and 811-
                                 07309).
                    (xii)        The Registrant hereby incorporates
                                 by reference the conformed copy of Amendment
                                 No. 3 to the Agreement for Administrative
                                 Services between Federated Administrative
                                 Services Company and the Registrant dated
                                 June 1, 2005, from
                                 Item 23 (h) (ii) of the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A, filed with
                                 the Commission on July 27, 2005. (File Nos.
                                 33-29838
                                 and 811-5843).
             (i)                 Copy of Opinion and Consent of
                                 Counsel as to legality of shares being
                                 registered; (2)
             (j)                 Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (18)
             (k)                 Not applicable;
             (l)                 Not applicable;
             (m)    (i)          Conformed Copy of Distribution Plan
                                 through and including Exhibit A (Class
                                 A Shares) and Exhibit B (Class C
                                 Shares) (17)
                    (ii)         Conformed copy of Exhibit 1 to the 12b-
                                 1 Distribution Plan (Class B Shares) of
                                 the Registrant; (10)
                    (iii)        The responses described in Item
                                 23(e)(v) are hereby incorporated by
                                 reference;
             (n)                 The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 26, 2006. (File Nos. 33-60411 and 811-
                                 07309).
             (o)    (i)          Conformed Copy of Power of Attorney;
                                 (12)
                    (ii)         Conformed Copy of Power of Attorney of
                                 Director John F. Cunningham; (12)
                    (iii)        Conformed Copy of Power of Attorney of
                                 Director Charles F. Mansfield, Jr.;
                                 (12)
                    (iv)         Conformed Copy of Power of Attorney of
                                 Director John S. Walsh; (12)
                    (v)          Conformed Copy of Power of
                                 Attorney of Director John F.   Donahue;
                                 (18)
                   (vi)          Conformed Copy of Power of
                                 Attorney of Treasurer Richard   A.
                                 Novak (18)
                   (vii)         Conformed Copy of Power of
                                 Attorney of Director James F.   Will;
                                 (19)
                   (viii)        Conformed Copy of Power of
                                 Attorney for Thomas O'Neill;   (19)
              (p)                The Registrant hereby
                                 incorporates the conformed   copy of
                                 the Code of Ethics   for Access Persons
                                 from Item   23(p) of the Money Market
                                 Obligations Trust   Registration
                                 Statement on   Form N-1A filed with the
                                 Commission on February 26,   2004.
                                 (File Nos. 33-31602 and   811-5950).
                    (i)          The Registrant hereby
                                 incorporates the conformed copy
                                 of the Federated Investors, Inc.
                                 Code of Ethics for Access
                                 Persons, effective 1/1/2005, from
                                 Item 23(p) of the Federated Total
                                 Return Series, Inc. Registration
                                 Statement on Form N-1A, filed
                                 with the Commission on November
                                 29, 2004.  (File Nos. 33-50773
                                 and 811-7115);
                   (ii)          The Registrant hereby
                                 incorporates the conformed copy
                                 of the Federated Investors, Inc.
                                 Code of Ethics for Access
                                 Persons, effective 1/1/2005, from
                                 Item 23(p) of the Money Market
                                 Obligations Trust Registration
                                 Statement on Form N-1A, filed
                                 with the Commission on February
                                 25, 2005.  (File Nos. 33-31602
                                 and 811-5950);

________________________________________
+      All exhibits have been filed electronically.

      (1)   Response is incorporated by reference to Registrant's
            Initial Registration Statement on Form N-1A filed August 21,
            1992.  (File No. 33-48847 and 811-07021)
      (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8,
            1992. (File No. 33-48847 and 811-07021)
      (3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 29,
            1993.  (File No. 33-48847 and 811-07021)
      (4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23,
            1994 (File No. 33-48847 and 811-07021)
     (5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847 and 811-07021)
     (7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed February 18, 1997 (File No. 33-48847 and 811-07021)
     (9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed October 24, 1997 (File No. 33-48847 and 811-07021)
    (10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847 and 811-07021)
    (11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847 and 811-07021)
    (12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 29, 1999 (File No. 33-48847and 811-07021)
    (13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed January 23, 2002 (File No. 33-48847 and 811-07021)
    (14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on form N-1A filed January 29, 2003. (File No. 33-48847 and 811-07021)
    (15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed November 26, 2003. (File No. 33-48847 and 811-07021)
    (17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed November 19, 2004. (File No. 33-48847 and 811-07021)
    (18)    Response is incorporated by reference to Registrant's Post-
            Effective Amendment No. 28 on Form N-1A filed January 27,   2006.
            (File No. 33-48847 and 811-07021)
    (19)    Response is incorporated by reference to Registrant's Post-
            Effective Amendment No. 29 on Form N-1A filed November 15,   2006.
            (File No. 33-48847 and 811-07021)

Item 24.     Persons Controlled by or Under Common Control with Fund:

             None

Item 25.     Indemnification:  (1)

Item 26.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Paige Wilhelm

       Vice Presidents:                              Todd A. Abraham
                                                     Randall S. Bauer
                                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
                                                     William Ehling
                                                     Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Ihab L. Salib
                                                     Roberto Sanchez-Dahl, Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     George B. Wright

       Assistant Vice Presidents:                    Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Richard Cumberledge
                                                     Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Kyle D. Stewart
                                                     Mary Ellen Tesla
                                                     Nichlas S. Tripodes
                                                     Mark Weiss

       Secretary:                                    G. Andrew Bonnewell

       Treasurer:                                    Thomas R. Donahue


       Assistant Treasurer:                          Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                     (3)
Positions and Offices                                Positions and Offices
  With Distributor                     Name              With Registrant
_____________________           _________________    _____________________

Chairman:                       Richard B. Fisher    Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:                              Thomas R. Donahue

President and Director:                              Thomas E. Territ

Vice President and Director:                         Peter J. Germain

Treasurer and Director:                              Denis McAuley III

Senior Vice Presidents:                              Michael Bappert
                                                     Richard W. Boyd
                                                     Laura M. Deger
                                                     Peter W. Eisenbrandt
                                                     Theodore Fadool, Jr.
                                                     Christopher Fives
                                                     James S. Hamilton
                                                     James M. Heaton
                                                     Harry J. Kennedy
                                                     Anne H. Kruczek
                                                     Amy Michaliszyn
                                                     Keith Nixon
                                                     Solon A. Person, IV
                                                     Colin B. Starks
                                                     Robert F. Tousignant
                                                     Paul Uhlman

Vice Presidents:                                     Irving Anderson
                                                     Dan Berry
                                                     John B. Bohnet
                                                     Edward R. Bozek
                                                     Jane E. Broeren-Lambesis
                                                     Daniel Brown
                                                     Bryan Burke
                                                     Mark Carroll
                                                     Dan Casey
                                                     Scott Charlton
                                                     Steven R. Cohen
                                                     James Conely
                                                     Kevin J. Crenny
                                                     G. Michael Cullen
                                                     Beth C. Dell
                                                     Ron Dorman
                                                     Donald C. Edwards
                                                     Lee England
                                                     Timothy Franklin
                                                     Jamie Getz
                                                     Scott Gundersen
                                                     Peter Gustini
                                                     Dayna C. Haferkamp
                                                     Raymond J. Hanley
                                                     Vincent L. Harper, Jr.
                                                     Bruce E. Hastings
                                                     Jeffrey S. Jones
                                                     Michael W. Koenig
                                                     Ed Koontz
                                                     Christopher A. Layton
                                                     Michael H. Liss
                                                     Michael R. Manning
                                                     Michael Marcin
                                                     Martin J. McCaffrey
                                                     Mary A. McCaffrey
                                                     Richard C. Mihm
                                                     Vincent T. Morrow
                                                     Doris T. Muller
                                                     Alec H. Neilly
                                                     Rebecca Nelson
                                                     James E. Ostrowski
                                                     Stephen Otto
                                                     Brian Paluso
                                                     Mark Patsy
                                                     Robert F. Phillips
                                                     Chris Randal
                                                     Josh Rasmussen
                                                     Richard A. Recker
                                                     Ronald Reich
                                                     Christopher Renwick
                                                     Diane M. Robinson
                                                     Brian S. Ronayne
                                                     Timothy A. Rosewicz
                                                     Thomas S. Schinabeck
                                                     Edward J. Segura
                                                     Peter Siconolfi
                                                     Edward L. Smith
                                                     John A. Staley
                                                     Mark Strubel
                                                     William C. Tustin
                                                     Michael Vahl
                                                     David Wasik
                                                     G. Walter Whalen
                                                     Stephen White
                                                     Jeff Wick
                                                     Patrick M. Wiethorn
                                                     Lewis Williams
                                                     Edward J. Wojnarowski
                                                     Michael P. Wolff
                                                     Erik Zettlemayer
                                                     Paul Zuber

Assistant Vice Presidents:                           Robert W. Bauman
                                                     Charles L. Davis, Jr.
William Rose

Secretary:                                           C. Todd Gibson

Assistant Treasurer:                                 Lori A. Hensler
                                                     Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant....................................Reed Smith LLP
...............................................Investment Management Group
...............................................Federated Investors Tower
...............................................12th Floor
...............................................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779
...............................................(Notices should be sent to the Agent for Service at
                                              above address)

...............................................Federated Investors Funds
...............................................5800 Corporate Drive
...............................................Pittsburgh, PA 15237-7000

State Street Bank and
Trust Company.................................P.O. Box 8600
("Custodian, Transfer Agent                   Boston, MA  02266-8600
and Dividend Disbursing
Agent")



Federated Services Company....................Federated Investors Tower
("Administrator").............................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

Federated Investment Management...............Federated Investors Tower
   Company....................................1001 Liberty Avenue
("Adviser")...................................Pittsburgh, PA  15222-3779

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INVESTMENT SERIES FUNDS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day December,
2006.
                FEDERATED INVESTMENT SERIES FUNDS, INC.

             BY: /s/ Andrew P. Cross
             Andrew P. Cross, Assistant Secretary
             December 20, 2006

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                           TITLE                       DATE

By:    /s/ Andrew P. Cross
Andrew P. Cross                  Attorney In Fact          December 20, 2006
ASSISTANT SECRETARY              For the Persons
                                 Listed Below

       NAME                           TITLE

John F. Donahue*                    Director

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Richard A. Novak*                   Treasurer
                                    (Principal Financial Officer)

Robert J. Ostrowski                 Chief Investment Officer

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr.*          Director

John E. Murray, Jr.*                Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

James F. Will*                      Director

* By Power of Attorney